INVENTORY (TABLES)	12 Months Ended
Jan. 03, 2014
Inventory [Abstract]
Inventory [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Raw materials	$8.5	$14.2
Work in progress	7.4	9.8
Finished goods	23.2	24.9
Supplies	10.1	12.6
Total	$49.2	$61.5